COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Year ended March 31:
2016	¥ 14,092,657
2017	9,688,776
2018	10,115,305
2019	10,467,905
2020	10,986,576
Total	55,351,219
Rental expense for operating leases	¥ 14,096,009	¥ 7,848,918	¥ 6,517,907
Minimum
Lease commitments
Operating lease term	19 months
Maximum
Lease commitments
Operating lease term	6 years
Year ended March 31:
Operating lease term which were not renewed	1 month